United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-6061
(Investment Company Act File Number)

Federated Hermes Index Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2024-10-31

Date of Reporting Period: 2024-10-31

Item 1.	Reports to Stockholders

Federated Hermes Mid-Cap Index Fund
Institutional Shares / FMCRX
Annual Shareholder Report | October 31, 2024
A Portfolio of Federated Hermes Index Trust
This annual shareholder report contains important information about the Federated Hermes Mid-Cap Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$36	0.31%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Midcap 400 Index (the “S&P 400”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 1500 Index, which represents approximately 90% of the market capitalization of U.S. stocks and is a broad measure of the U.S. equity market. The Fund normally invests its assets primarily in the common stocks included in the S&P 400. Under normal circumstances, Fund management will also use enhanced management techniques in an attempt to improve the performance of the portfolio relative to the S&P 400 to compensate for fund expenses and tracking error (difference in the Fund’s performance relative to the performance of the S&P 400). During the reporting period, the Fund’s investment strategy focused on the use of the enhanced management techniques, which was the most significant factor affecting the Fund’s performance relative to the S&P 400, as noted below. The Fund’s enhanced management techniques primarily consisted of 1) overweighting and underweighting stocks relative to the S&P 400 based upon Fund management’s quantitative analysis of the securities and 2) investing in stocks not represented in the S&P 400 issued in initial public offerings (IPOs).
Top Contributors to Performance
  By sector, stock selection in the Industrials, Information Technology, Financials, Real Estate and Utilities sectors contributed positively to Fund relative performance.
  Top individual Fund holdings that contributed positively to relative performance included Wolfspeed Inc., Vistra Corp., Coherent Corp. and Williams-Sonoma, Inc.
  Investment in stocks issued in IPOs contributed positively to the Fund’s relative performance.
  The Fund invested in S&P 400 futures to provide equity exposure for the Fund’s cash balances, reducing tracking error to the S&P 400. During the reporting period, the trading of futures contracts contributed to the Fund’s relative performance.
Top Detractors from Performance
  Top individual Fund holdings that detracted from Fund relative performance included Lantheus Holdings, Inc., Super Micro Computer, Inc., Macy’s Inc. and GameStop Corp., Class A.
  Stock selection in the Consumer Discretionary sector detracted from Fund relative performance.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2014 through October 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	33.07%	11.26%	9.65%
S&P 1500® Index[1]	37.54%	14.89%	12.71%
S&P Midcap 400® Index	32.99%	11.36%	9.86%
[1]	The Fund has designated the S&P 1500® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$302,019,600
Number of Investments	404
Portfolio Turnover Rate	33%
Total Management Fee Paid	$451,265
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420E882
29455-A (12/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Federated Hermes Mid-Cap Index Fund
Service Shares / FMDCX
Annual Shareholder Report | October 31, 2024
A Portfolio of Federated Hermes Index Trust
This annual shareholder report contains important information about the Federated Hermes Mid-Cap Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$65	0.56%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Midcap 400 Index (the “S&P 400”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 1500 Index, which represents approximately 90% of the market capitalization of U.S. stocks and is a broad measure of the U.S. equity market. The Fund normally invests its assets primarily in the common stocks included in the S&P 400. Under normal circumstances, Fund management will also use enhanced management techniques in an attempt to improve the performance of the portfolio relative to the S&P 400 to compensate for fund expenses and tracking error (difference in the Fund’s performance relative to the performance of the S&P 400). During the reporting period, the Fund’s investment strategy focused on the use of the enhanced management techniques, which was the most significant factor affecting the Fund’s performance relative to the S&P 400, as noted below. The Fund’s enhanced management techniques primarily consisted of 1) overweighting and underweighting stocks relative to the S&P 400 based upon Fund management’s quantitative analysis of the securities and 2) investing in stocks not represented in the S&P 400 issued in initial public offerings (IPOs).
Top Contributors to Performance
  By sector, stock selection in the Industrials, Information Technology, Financials, Real Estate and Utilities sectors contributed positively to Fund relative performance.
  Top individual Fund holdings that contributed positively to relative performance included Wolfspeed Inc., Vistra Corp., Coherent Corp. and Williams-Sonoma, Inc.
  Investment in stocks issued in IPOs contributed positively to the Fund’s relative performance.
  The Fund invested in S&P 400 futures to provide equity exposure for the Fund’s cash balances, reducing tracking error to the S&P 400. During the reporting period, the trading of futures contracts contributed to the Fund’s relative performance.
Top Detractors from Performance
  Top individual Fund holdings that detracted from Fund relative performance included Lantheus Holdings, Inc., Super Micro Computer, Inc., Macy’s Inc. and GameStop Corp., Class A.
  Stock selection in the Consumer Discretionary sector detracted from Fund relative performance.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2014 through October 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Service Shares	32.76%	10.98%	9.37%
S&P 1500® Index[1]	37.54%	14.89%	12.71%
S&P Midcap 400® Index	32.99%	11.36%	9.86%
[1]	The Fund has designated the S&P 1500® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$302,019,600
Number of Investments	404
Portfolio Turnover Rate	33%
Total Management Fee Paid	$451,265
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420E205
29455-B (12/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Federated Hermes Mid-Cap Index Fund
Class R6 Shares / FMCLX
Annual Shareholder Report | October 31, 2024
A Portfolio of Federated Hermes Index Trust
This annual shareholder report contains important information about the Federated Hermes Mid-Cap Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$35	0.30%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Midcap 400 Index (the “S&P 400”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 1500 Index, which represents approximately 90% of the market capitalization of U.S. stocks and is a broad measure of the U.S. equity market. The Fund normally invests its assets primarily in the common stocks included in the S&P 400. Under normal circumstances, Fund management will also use enhanced management techniques in an attempt to improve the performance of the portfolio relative to the S&P 400 to compensate for fund expenses and tracking error (difference in the Fund’s performance relative to the performance of the S&P 400). During the reporting period, the Fund’s investment strategy focused on the use of the enhanced management techniques, which was the most significant factor affecting the Fund’s performance relative to the S&P 400, as noted below. The Fund’s enhanced management techniques primarily consisted of 1) overweighting and underweighting stocks relative to the S&P 400 based upon Fund management’s quantitative analysis of the securities and 2) investing in stocks not represented in the S&P 400 issued in initial public offerings (IPOs).
Top Contributors to Performance
  By sector, stock selection in the Industrials, Information Technology, Financials, Real Estate and Utilities sectors contributed positively to Fund relative performance.
  Top individual Fund holdings that contributed positively to relative performance included Wolfspeed Inc., Vistra Corp., Coherent Corp. and Williams-Sonoma, Inc.
  Investment in stocks issued in IPOs contributed positively to the Fund’s relative performance.
  The Fund invested in S&P 400 futures to provide equity exposure for the Fund’s cash balances, reducing tracking error to the S&P 400. During the reporting period, the trading of futures contracts contributed to the Fund’s relative performance.
Top Detractors from Performance
  Top individual Fund holdings that detracted from Fund relative performance included Lantheus Holdings, Inc., Super Micro Computer, Inc., Macy’s Inc. and GameStop Corp., Class A.
  Stock selection in the Consumer Discretionary sector detracted from Fund relative performance.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2014 through October 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class R6 Shares[1]	33.08%	11.27%	9.60%
S&P 1500® Index[2]	37.54%	14.89%	12.71%
S&P Midcap 400® Index	32.99%	11.36%	9.86%
[1]
The Fund’s Class R6 Shares commenced operations on October 18, 2016. The Fund offers two other classes of shares: Institutional Shares and Service Shares. For the periods prior to the commencement of operations of the Fund’s Class R6 Shares, the performance information shown is for the Fund’s Service Shares, adjusted to remove any voluntary waiver of Fund expenses related to the Service Shares that occurred during the period prior to the commencement of the Class R6 Shares.

[2]	The Fund has designated the S&P 1500® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$302,019,600
Number of Investments	404
Portfolio Turnover Rate	33%
Total Management Fee Paid	$451,265
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420E874
29455-C (12/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.
Federated Hermes Max-Cap Index Fund
Class C Shares / MXCCX
Annual Shareholder Report | October 31, 2024
A Portfolio of Federated Hermes Index Trust
This annual shareholder report contains important information about the Federated Hermes Max-Cap Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$167	1.41%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P 500 Index (the “S&P 500”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and the related index. The Fund normally invests its assets primarily in the common stocks included in the S&P 500. Under normal circumstances, Fund management will also use enhanced management techniques in an attempt to improve the performance of the portfolio relative to the S&P 500 to compensate for fund expenses and tracking error (difference in the Fund’s performance relative to the performance of the S&P 500). During the reporting period, the Fund’s investment strategy focused on the use of the enhanced management techniques, which was the most significant factor affecting the Fund’s performance relative to the S&P 500, as noted below. The Fund’s enhanced management techniques primarily consisted of 1) overweighting and underweighting stocks relative to the S&P 500 based upon Fund management’s quantitative analysis of the securities and 2) investing in stocks not represented in the S&P 500 issued in initial public offerings (IPOs).
Top Contributors to Performance
  By sector, stock selection in the Financials, Consumer Staples, Materials, Industrials and Consumer Discretionary sectors contributed positively to Fund relative performance.
  Top individual Fund holdings that contributed positively to relative performance included NVIDIA Corporation, Super Micro Computer, Inc., Synchrony Financial and Citizens Financial Group, Inc.
  Investment in stocks issued in IPOs contributed positively to the Fund’s relative performance.
Top Detractors from Performance
  By sector, stock selection in the Information Technology, Health Care and Real Estate sectors detracted from Fund relative performance.
  Top individual Fund holdings that detracted from Fund relative performance included Corning Inc., Moody’s Corporation, Western Digital Corporation and Moderna, Inc.
  The Fund invested in S&P 500 futures to provide equity exposure for the Fund’s cash balances, reducing tracking error to the S&P 500. During the reporting period, the trading of futures contracts detracted from the Fund’s relative performance.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2014 through October 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class C Shares — including sales load	35.36%	13.67%	11.48%
Class C Shares — excluding sales load	36.36%	13.67%	11.48%
S&P 500® Index	38.02%	15.26%	13.00%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$228,739,100
Number of Investments	480
Portfolio Turnover Rate	37%
Total Management Fee Paid	$308,797
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420E502
29454-A (12/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Federated Hermes Max-Cap Index Fund
Class R Shares / FMXKX
Annual Shareholder Report | October 31, 2024
A Portfolio of Federated Hermes Index Trust
This annual shareholder report contains important information about the Federated Hermes Max-Cap Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$130	1.10%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P 500 Index (the “S&P 500”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and the related index. The Fund normally invests its assets primarily in the common stocks included in the S&P 500. Under normal circumstances, Fund management will also use enhanced management techniques in an attempt to improve the performance of the portfolio relative to the S&P 500 to compensate for fund expenses and tracking error (difference in the Fund’s performance relative to the performance of the S&P 500). During the reporting period, the Fund’s investment strategy focused on the use of the enhanced management techniques, which was the most significant factor affecting the Fund’s performance relative to the S&P 500, as noted below. The Fund’s enhanced management techniques primarily consisted of 1) overweighting and underweighting stocks relative to the S&P 500 based upon Fund management’s quantitative analysis of the securities and 2) investing in stocks not represented in the S&P 500 issued in initial public offerings (IPOs).
Top Contributors to Performance
  By sector, stock selection in the Financials, Consumer Staples, Materials, Industrials and Consumer Discretionary sectors contributed positively to Fund relative performance.
  Top individual Fund holdings that contributed positively to relative performance included NVIDIA Corporation, Super Micro Computer, Inc., Synchrony Financial and Citizens Financial Group, Inc.
  Investment in stocks issued in IPOs contributed positively to the Fund’s relative performance.
Top Detractors from Performance
  By sector, stock selection in the Information Technology, Health Care and Real Estate sectors detracted from Fund relative performance.
  Top individual Fund holdings that detracted from Fund relative performance included Corning Inc., Moody’s Corporation, Western Digital Corporation and Moderna, Inc.
  The Fund invested in S&P 500 futures to provide equity exposure for the Fund’s cash balances, reducing tracking error to the S&P 500. During the reporting period, the trading of futures contracts detracted from the Fund’s relative performance.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2014 through October 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class R Shares	36.82%	14.00%	11.82%
S&P 500® Index	38.02%	15.26%	13.00%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$228,739,100
Number of Investments	480
Portfolio Turnover Rate	37%
Total Management Fee Paid	$308,797
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420E809
29454-B (12/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Federated Hermes Max-Cap Index Fund
Institutional Shares / FISPX
Annual Shareholder Report | October 31, 2024
A Portfolio of Federated Hermes Index Trust
This annual shareholder report contains important information about the Federated Hermes Max-Cap Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$43	0.36%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P 500 Index (the “S&P 500”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and the related index. The Fund normally invests its assets primarily in the common stocks included in the S&P 500. Under normal circumstances, Fund management will also use enhanced management techniques in an attempt to improve the performance of the portfolio relative to the S&P 500 to compensate for fund expenses and tracking error (difference in the Fund’s performance relative to the performance of the S&P 500). During the reporting period, the Fund’s investment strategy focused on the use of the enhanced management techniques, which was the most significant factor affecting the Fund’s performance relative to the S&P 500, as noted below. The Fund’s enhanced management techniques primarily consisted of 1) overweighting and underweighting stocks relative to the S&P 500 based upon Fund management’s quantitative analysis of the securities and 2) investing in stocks not represented in the S&P 500 issued in initial public offerings (IPOs).
Top Contributors to Performance
  By sector, stock selection in the Financials, Consumer Staples, Materials, Industrials and Consumer Discretionary sectors contributed positively to Fund relative performance.
  Top individual Fund holdings that contributed positively to relative performance included NVIDIA Corporation, Super Micro Computer, Inc., Synchrony Financial and Citizens Financial Group, Inc.
  Investment in stocks issued in IPOs contributed positively to the Fund’s relative performance.
Top Detractors from Performance
  By sector, stock selection in the Information Technology, Health Care and Real Estate sectors detracted from Fund relative performance.
  Top individual Fund holdings that detracted from Fund relative performance included Corning Inc., Moody’s Corporation, Western Digital Corporation and Moderna, Inc.
  The Fund invested in S&P 500 futures to provide equity exposure for the Fund’s cash balances, reducing tracking error to the S&P 500. During the reporting period, the trading of futures contracts detracted from the Fund’s relative performance.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2014 through October 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	37.73%	14.86%	12.66%
S&P 500® Index	38.02%	15.26%	13.00%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$228,739,100
Number of Investments	480
Portfolio Turnover Rate	37%
Total Management Fee Paid	$308,797
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420E106
29454-C (12/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Federated Hermes Max-Cap Index Fund
Service Shares / FMXSX
Annual Shareholder Report | October 31, 2024
A Portfolio of Federated Hermes Index Trust
This annual shareholder report contains important information about the Federated Hermes Max-Cap Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$78	0.66%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P 500 Index (the “S&P 500”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and the related index. The Fund normally invests its assets primarily in the common stocks included in the S&P 500. Under normal circumstances, Fund management will also use enhanced management techniques in an attempt to improve the performance of the portfolio relative to the S&P 500 to compensate for fund expenses and tracking error (difference in the Fund’s performance relative to the performance of the S&P 500). During the reporting period, the Fund’s investment strategy focused on the use of the enhanced management techniques, which was the most significant factor affecting the Fund’s performance relative to the S&P 500, as noted below. The Fund’s enhanced management techniques primarily consisted of 1) overweighting and underweighting stocks relative to the S&P 500 based upon Fund management’s quantitative analysis of the securities and 2) investing in stocks not represented in the S&P 500 issued in initial public offerings (IPOs).
Top Contributors to Performance
  By sector, stock selection in the Financials, Consumer Staples, Materials, Industrials and Consumer Discretionary sectors contributed positively to Fund relative performance.
  Top individual Fund holdings that contributed positively to relative performance included NVIDIA Corporation, Super Micro Computer, Inc., Synchrony Financial and Citizens Financial Group, Inc.
  Investment in stocks issued in IPOs contributed positively to the Fund’s relative performance.
Top Detractors from Performance
  By sector, stock selection in the Information Technology, Health Care and Real Estate sectors detracted from Fund relative performance.
  Top individual Fund holdings that detracted from Fund relative performance included Corning Inc., Moody’s Corporation, Western Digital Corporation and Moderna, Inc.
  The Fund invested in S&P 500 futures to provide equity exposure for the Fund’s cash balances, reducing tracking error to the S&P 500. During the reporting period, the trading of futures contracts detracted from the Fund’s relative performance.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2014 through October 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Service Shares	37.31%	14.52%	12.32%
S&P 500® Index	38.02%	15.26%	13.00%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$228,739,100
Number of Investments	480
Portfolio Turnover Rate	37%
Total Management Fee Paid	$308,797
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420E403
29454-D (12/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 – $63,914

Fiscal year ended 2023 - $60,254

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $945 and $0 respectively. Fiscal year ended 2024- Travel expenses for attendance at Board meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $18,224 and $44,197 respectively. Fiscal year ended 2024- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2023- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2024 - $140,746

Fiscal year ended 2023 - $154,318

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
October 31, 2024

Share Class | Ticker	Institutional | FMCRX	Service | FMDCX	R6 | FMCLX

Federated Hermes Mid-Cap Index Fund

A Portfolio of Federated Hermes Index Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
October 31, 2024
Shares			Value
	[1]	COMMON STOCKS—98.0%
		Communication Services—1.4%
23,423	[2]	Frontier Communications Parent, Inc.	$ 836,904
13,150		Iridium Communications, Inc.	385,689
16,144		New York Times Co., Class A	901,481
3,273		Nexstar Media Group, Inc., Class A	575,786
7,974	[2]	TKO Group Holdings, Inc.	931,124
9,595		Warner Music Group	306,656
32,250	[2]	ZoomInfo Technologies, Inc.	356,363
		TOTAL	4,294,003
		Consumer Discretionary—13.4%
6,282	[2]	Abercrombie & Fitch Co., Class A	827,905
26,135		Aramark	988,687
7,772		Autoliv, Inc.	721,863
2,840	[2]	AutoNation, Inc.	441,535
16,581		Block (H&R), Inc.	990,383
9,339		Boyd Gaming Corp.	647,099
7,113		Brunswick Corp.	567,191
6,337	[2]	Burlington Stores, Inc.	1,570,118
12,789	[2]	Capri Holdings Ltd.	252,455
1,508		Carter’s, Inc.	82,488
1,180	[3]	Choice Hotels International, Inc.	164,622
7,576		Churchill Downs, Inc.	1,061,398
5,146		Columbia Sportswear Co.	414,099
7,138	[2]	Crocs, Inc.	769,619
5,776		Dick’s Sporting Goods, Inc.	1,130,652
3,929	[2]	Duolingo, Inc.	1,151,079
4,109	[2]	Five Below, Inc.	389,492
11,187	[2]	Floor & Decor Holdings, Inc.	1,152,820
39,599	[2]	GameStop Corp.	878,306
29,841		Gap (The), Inc.	619,798
28,478		Gentex Corp.	863,168
32,641	[2]	Goodyear Tire & Rubber Co.	261,454
314		Graham Holdings Co.	264,796
4,015	[2]	Grand Canyon Education, Inc.	550,497
12,845		Harley-Davidson, Inc.	410,398
7,323	[2]	Hilton Grand Vacations, Inc.	270,072
3,625		Hyatt Hotels Corp.	527,256
7,224		KB HOME	567,084
6,013		Lear Corp.	575,805
10,377	[2]	Light & Wonder International, Inc.	973,155
2,245		Lithia Motors, Inc.	746,171
37,894		Macy’s, Inc.	581,294
1,304		Marriott Vacations Worldwide Corp.	100,447
36,221	[2]	Mattel, Inc.	738,184
1,844		Murphy USA, Inc.	900,702
8,563		Nordstrom, Inc.	193,609
5,946	[2]	Ollie’s Bargain Outlet Holdings, Inc.	546,021
2,092		Penske Automotive Group, Inc.	314,992
8,454	[2]	Planet Fitness, Inc.	663,808
5,696		Polaris, Inc., Class A	398,207
Annual Financial Statements and Additional Information
1

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
7,223		PVH Corp.	$ 711,177
1,100	[2]	RH	349,855
14,495		Service Corp. International	1,183,517
13,050	[2]	Skechers USA, Inc., Class A	802,053
8,579	[2]	Taylor Morrison Home Corp.	587,661
18,271		Tempur Sealy International, Inc.	875,364
6,636		Texas Roadhouse, Inc.	1,268,272
9,132		The Wendy’s Co.	174,513
5,708		Thor Industries, Inc.	594,089
10,287		Toll Brothers, Inc.	1,506,428
3,132	[2]	TopBuild Corp.	1,106,786
7,794		Travel + Leisure Co.	372,631
21,148	[2]	Under Armour, Inc., Class A	180,815
12,861	[2]	Under Armour, Inc., Class C	101,602
4,000		Vail Resorts, Inc.	662,760
13,870	[2]	Valvoline, Inc.	558,684
1,260	[2]	Visteon Corp.	113,715
4,170		Whirlpool Corp.	431,637
13,031		Williams-Sonoma, Inc.	1,747,848
2,922		Wingstop, Inc.	840,630
8,370		Wyndham Hotels & Resorts, Inc.	739,238
9,385	[2]	YETI Holdings, Inc.	330,446
		TOTAL	40,508,450
		Consumer Staples—4.2%
12,696	[2]	Bellring Brands, Inc.	835,778
13,183	[2]	BJ’s Wholesale Club Holdings, Inc.	1,116,996
4,195		Casey’s General Stores, Inc.	1,652,914
11,590	[2]	Celsius Holdings, Inc.	348,627
578		Coca-Cola Bottling Co.	649,822
40,372	[2]	Coty, Inc. - CL A	300,368
17,035	[2]	Darling Ingredients, Inc.	666,239
6,016	[2]	e.l.f. Beauty, Inc.	633,184
13,758		Flowers Foods, Inc.	305,840
7,732		Ingredion, Inc.	1,026,500
2,131		Lancaster Colony Corp.	369,942
15,525	[2]	Performance Food Group Co.	1,261,406
3,430	[2]	Pilgrim’s Pride Corp.	166,149
4,573	[2]	Post Holdings, Inc.	499,417
9,942	[2]	Sprouts Farmers Market, Inc.	1,276,851
1,008	[2]	The Boston Beer Co., Inc., Class A	293,399
22,575	[2]	US Foods Holding Corp.	1,391,749
		TOTAL	12,795,181
		Energy—5.1%
44,566		Antero Midstream Corp.	640,413
30,936	[2]	Antero Resources Corp.	800,624
20,413		Championx Corp.	576,055
6,358		Chord Energy Corp.	795,386
9,780		Civitas Resources, Inc.	477,166
11,430	[2]	CNX Resources Corp.	388,963
11,851		DT Midstream, Inc.	1,068,368
21,088		Expand Energy Corp.	1,786,575
17,187		HF Sinclair Corp.	663,590
Annual Financial Statements and Additional Information
2

Shares			Value
	[1]	COMMON STOCKS—continued
		Energy—continued
12,347		Matador Resources Co.	$ 643,402
18,598		Murphy Oil Corp.	585,465
40,031		NOV, Inc.	620,881
27,693		Ovintiv, Inc.	1,085,566
11,042		PBF Energy, Inc.	314,918
62,675		Permian Resources Corp.	854,260
24,837		Range Resources Corp.	745,855
1,892		Texas Pacific Land Corp.	2,206,072
4,163	[2]	Valaris Ltd.	210,648
6,998		Viper Energy Partners LP	363,196
7,441		Weatherford International PLC	587,839
		TOTAL	15,415,242
		Financials—16.8%
2,879		Affiliated Managers Group	558,238
32,237		Ally Financial, Inc.	1,129,907
7,150		American Financial Group, Inc.	921,849
52,579		Annaly Capital Management, Inc.	999,527
16,497		Associated Banc-Corp.	391,639
7,401		Bank OZK	323,794
9,546	[2]	Brighthouse Financial, Inc.	451,526
14,082		Cadence Bank	470,761
21,474		Carlyle Group LP/The	1,074,344
14,985		CNO Financial Group, Inc.	515,484
22,516		Columbia Banking Systems, Inc.	641,931
14,305		Commerce Bancshares, Inc.	894,062
5,253		Cullen Frost Bankers, Inc.	668,970
15,933		East West Bancorp, Inc.	1,553,308
31,948		Equitable Holdings, Inc.	1,448,522
10,388		Essent Group Ltd.	623,384
5,787	[2]	Euronet Worldwide, Inc.	569,846
3,060		Evercore, Inc., Class A	808,360
8,449		Federated Hermes, Inc.	339,058
26,524		Fidelity National Financial, Inc.	1,595,949
10,949		First American Financial Corp.	702,378
13,018		First Financial Bankshares, Inc.	470,471
63,890		First Horizon Corp.	1,107,214
4,224		FirstCash Holdings, Inc.	437,057
18,061	[3]	Flagstar Financial, Inc.	182,777
38,744		FNB Corp. (PA)	561,788
12,202		Glacier Bancorp, Inc.	636,334
3,219		Hamilton Lane, Inc.	578,261
11,653		Hancock Whitney Corp.	606,888
3,475		Hanover Insurance Group, Inc.	515,447
18,816		Home Bancshares, Inc.	513,489
5,236		Houlihan Lokey, Inc.	904,624
11,067		Interactive Brokers Group, Inc., Class A	1,688,603
4,995		International Bancshares Corp.	305,994
16,900		Janus Henderson Group PLC	698,139
14,194		Jefferies Financial Group, Inc.	908,132
5,692		Kemper Corp.	354,441
1,932		Kinsale Capital Group, Inc.	827,108
25,314		MGIC Investment Corp.	633,863
Annual Financial Statements and Additional Information
3

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
2,293		Morningstar, Inc.	$ 752,219
31,042		Old National Bancorp	597,869
23,447		Old Republic International Corp.	819,004
7,518		Pinnacle Financial Partners, Inc.	792,773
3,339		Primerica, Inc.	924,269
9,326		Prosperity Bancshares, Inc.	682,663
6,588		Reinsurance Group of America, Inc.	1,390,595
4,757		RenaissanceRe Holdings Ltd.	1,248,237
4,057		RLI Corp.	632,770
8,080		Ryan Specialty Group Holdings, Inc.	532,230
9,650		SEI Investments Co.	721,434
6,534		Selective Insurance Group, Inc.	593,418
21,654		SLM Corp.	477,038
7,488		South State Corp.	730,305
33,820		Starwood Property Trust, Inc.	667,607
10,147		Stifel Financial Corp.	1,051,432
14,860		Synovus Financial Corp.	741,068
2,710	[2]	Texas Capital Bancshares, Inc.	208,534
4,256		UMB Financial Corp.	467,011
17,626		United Bankshares, Inc.	664,148
20,056		Unum Group	1,287,194
46,847		Valley National Bancorp	443,641
10,419		VOYA Financial, Inc.	836,646
18,115		Webster Financial Corp. Waterbury	938,357
11,412		Western Alliance Bancorp	949,592
47,194		Western Union Co.	507,807
4,339	[2]	WEX, Inc.	748,911
6,520		Wintrust Financial Corp.	755,603
15,692		Zions Bancorporation, N.A.	816,925
		TOTAL	50,592,767
		Health Care—9.6%
7,566	[2]	Acadia Healthcare Co., Inc.	322,993
3,027	[2]	Amedisys, Inc.	286,354
5,677	[2]	Arrowhead Pharmaceuticals, Inc.	109,169
70,481	[2]	Avantor, Inc.	1,576,660
5,593	[2]	Azenta, Inc.	229,816
19,853	[2]	BioMarin Pharmaceutical, Inc.	1,308,114
2,041	[2]	Bio-Rad Laboratories, Inc., Class A	731,066
11,718		Bruker Corp.	663,356
1,790		Chemed Corp.	967,030
9,346	[2]	Cytokinetics, Inc.	476,646
21,799		Dentsply Sirona, Inc.	505,083
12,973	[2]	Doximity, Inc.	541,493
9,951		Encompass Health Corp.	989,727
2,408	[2]	Enovis Corp.	99,378
5,791		Ensign Group, Inc.	897,547
25,227	[2]	Envista Holdings Corp.	529,010
28,018	[2]	Exelixis, Inc.	930,198
11,272	[2]	Globus Medical, Inc.	828,943
3,250	[2]	Haemonetics Corp.	231,270
15,426	[2]	Halozyme Therapeutics, Inc.	780,093
9,145	[2]	HealthEquity, Inc.	779,611
Annual Financial Statements and Additional Information
4

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
17,368	[2]	Illumina, Inc.	$ 2,503,424
6,571	[2]	Jazz Pharmaceuticals plc	723,007
7,362	[2]	Lantheus Holdings, Inc.	808,642
6,123	[2]	Livanova PLC	316,069
4,773	[2]	Masimo Corp.	687,360
2,997	[2]	Medpace Holdings, Inc.	941,717
11,673	[2]	Neogen Corp.	166,690
10,556	[2]	Neurocrine Biosciences, Inc.	1,269,570
18,401	[2]	Option Care Health, Inc.	423,959
4,114	[2]	Penumbra, Inc.	941,571
14,996		Perrigo Co. PLC	384,348
18,042	[2]	R1 RCM, Inc.	257,279
5,521	[2]	Repligen Corp.	741,305
32,106	[2]	Roivant Sciences Ltd.	370,824
8,570	[2]	Sarepta Therapeutics, Inc.	1,079,820
17,239	[2]	Sotera Health Topco, Inc.	270,135
10,670	[2]	Tenet Healthcare Corp.	1,654,063
4,458	[2]	United Therapeutics Corp.	1,667,158
		TOTAL	28,990,498
		Industrials—22.1%
6,854		Aaon, Inc.	782,864
3,032		Acuity Brands, Inc.	911,692
7,393		Advanced Drainage System, Inc.	1,108,063
13,395		AECOM	1,430,586
6,635		AGCO Corp.	662,438
69,717	[2]	American Airlines Group, Inc.	934,208
3,784		Applied Industrial Technologies, Inc.	876,337
48		Avis Budget Group, Inc.	3,984
10,593		BWX Technologies, Inc.	1,289,698
2,217	[2]	CACI International, Inc., Class A	1,225,025
5,047		Carlisle Cos., Inc.	2,130,995
3,100	[2]	Chart Industries, Inc.	374,232
5,060	[2]	Clean Harbors, Inc.	1,170,176
76,062		CNH Industrial NV	854,176
3,553		Comfort Systems USA, Inc.	1,389,365
2,491		Concentrix Corp.	105,892
23,006	[2]	Core & Main, Inc.	1,018,706
5,925		Crane Co.	931,884
4,377		Curtiss Wright Corp.	1,509,890
14,320		Donaldson Co., Inc.	1,047,651
4,695		Emcor Group, Inc.	2,094,299
4,398		EnerSys, Inc.	425,990
5,521		Esab Corp.	679,304
17,288	[2]	Exlservice Holding, Inc.	720,391
6,507		Exponent, Inc.	614,131
12,799		Flowserve Corp.	673,739
14,363	[2]	Fluor Corp.	750,898
13,008		Fortune Brands Innovations, Inc.	1,083,957
4,261	[2]	FTI Consulting, Inc.	831,236
2,569		GATX Corp.	353,905
12,882		Genpact Ltd.	491,706
16,902		Graco, Inc.	1,376,668
Annual Financial Statements and Additional Information
5

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
12,758	[2]	GXO Logistics, Inc.	$ 763,056
8,831		Hexcel Corp.	518,291
3,962		Insperity, Inc.	312,087
8,139		ITT Corp.	1,140,437
14,051		KBR, Inc.	941,557
5,678	[2]	Kirby Corp.	651,607
17,083		Knight-Swift Transportation Holdings, Inc.	889,683
3,714		Landstar System, Inc.	652,810
3,226		Lennox International, Inc.	1,943,891
5,944		Lincoln Electric Holdings	1,144,577
2,872		Manpower, Inc.	180,505
7,474	[2]	Mastec, Inc.	918,480
5,816		Maximus, Inc.	502,735
5,696	[2]	Middleby Corp.	738,771
3,857		MSA Safety, Inc.	640,069
2,863		MSC Industrial Direct Co.	226,377
10,577	[2]	NEXTracker, Inc.	421,176
17,391		nVent Electric PLC	1,296,847
5,198		Oshkosh Corp.	531,443
9,710		Owens Corning, Inc.	1,716,631
6,254	[2]	Parsons Corp.	676,433
4,607	[2]	Paylocity Corp.	850,314
19,021		RB Global, Inc.	1,611,839
2,977	[2]	RBC Bearings, Inc.	834,602
6,964		Regal Rexnord Corp.	1,159,785
5,422		Ryder System, Inc.	793,130
2,388	[2]	Saia, Inc.	1,166,801
5,439		Science Applications International Corp.	784,793
16,227		Sensata Technologies Holdings	557,235
3,545		Simpson Manufacturing Co., Inc.	637,356
7,075	[2]	Stericycle, Inc.	434,900
4,075		Terex Corp.	210,718
26,960		Tetra Tech, Inc.	1,317,805
4,241		The Brink’s Co.	435,932
6,869		Timken Co.	570,127
10,952		Toro Co.	881,417
11,515	[2]	Trex Co., Inc.	815,838
7,336		UFP Industries, Inc.	897,486
1,955		Valmont Industries, Inc.	609,334
3,255		Watsco, Inc.	1,539,648
2,941		Watts Industries, Inc., Class A	560,525
4,739		WESCO International, Inc.	909,746
6,268		Woodward, Inc.	1,028,516
11,626	[2]	XPO, Inc.	1,517,542
		TOTAL	66,786,938
		Information Technology—9.3%
17,116	[2]	Allegro MicroSystems, Inc.	356,697
5,756	[2]	Altair Engineering, Inc.	598,566
16,257		Amkor Technology, Inc.	413,741
1,709	[2]	AppFolio, Inc.	355,250
5,184	[2]	Arrow Electronics, Inc.	615,185
4,525	[2]	ASGN, Inc.	416,752
Annual Financial Statements and Additional Information
6

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
2,723	[2]	Aspen Technology, Inc.	$ 639,170
8,432		Avnet, Inc.	457,099
3,897		Belden, Inc.	443,751
3,729	[2]	Blackbaud, Inc.	281,577
14,160	[2]	Ciena Corp.	899,302
6,638	[2]	Cirrus Logic, Inc.	728,985
18,254		Cognex Corp.	734,358
17,375	[2]	Coherent Corp.	1,606,145
5,431	[2]	Commvault Systems, Inc.	848,268
2,539		Crane NXT Co.	137,792
20,916	[2]	DocuSign, Inc.	1,451,152
4,051		Dolby Laboratories, Class A	295,318
25,435	[2]	Dropbox, Inc.	657,495
33,256	[2]	Dynatrace Holdings LLC	1,789,173
4,323	[2]	Fabrinet	1,041,713
3,218	[2]	IPG Photonics Corp.	260,529
23,218	[2]	Kyndryl Holdings, Inc.	531,460
14,613	[2]	Lattice Semiconductor Corp.	740,295
2,632		Littelfuse, Inc.	643,866
4,507	[2]	Lumentum Holdings, Inc.	287,862
5,615	[2]	MA-COM Technology Solutions Holdings, Inc.	631,126
6,145	[2]	Manhattan Associates, Inc.	1,618,347
7,130		MKS Instruments, Inc.	708,223
3,496	[2]	Novanta, Inc.	595,159
4,896	[2]	Onto Innovation, Inc.	971,024
3,389		Power Integrations, Inc.	204,797
34,526	[2]	Pure Storage, Inc., Class A	1,728,026
3,999	[2]	Qualys, Inc.	476,841
11,750	[2]	Rambus, Inc.	561,885
3,556	[2]	Silicon Laboratories, Inc.	369,326
2,104	[2]	Synaptics, Inc.	144,482
7,516		TD SYNNEX Corp.	866,971
10,831	[2]	Teradata Corp.	349,083
4,365		Universal Display Corp.	787,097
3,682		Vishay Intertechnology, Inc.	62,447
16,564		Vontier Corp.	614,193
		TOTAL	27,920,528
		Materials—6.5%
22,129		Alcoa Corp.	887,152
6,589		AptarGroup, Inc.	1,106,359
83,041	[2]	Arcadium Lithium PLC	447,591
5,323		Ashland, Inc.	450,166
9,928		Avient Corp.	462,744
26,386	[2]	Axalta Coating Systems Ltd.	1,000,557
11,267		Berry Global Group, Inc.	793,760
5,331		Cabot Corp.	574,842
7,532		Chemours Co./The	136,781
50,251	[2]	Cleveland-Cliffs, Inc.	652,258
12,285		Commercial Metals Corp.	660,933
13,740		Crown Holdings, Inc.	1,285,377
3,331		Eagle Materials, Inc.	950,867
25,779		Graphic Packaging Holding Co.	728,514
Annual Financial Statements and Additional Information
7

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
3,099		Greif, Inc., Class A	$ 193,502
5,456	[2]	Knife River Corp.	530,978
7,810		Louisiana-Pacific Corp.	772,409
730		Newmarket Corp.	383,228
12,657		Olin Corp.	519,317
5,721		Reliance, Inc.	1,638,151
7,768		Royal Gold, Inc.	1,134,594
12,913		RPM International, Inc.	1,641,371
6,340		Scotts Miracle-Gro Co.	551,453
7,715		Silgan Holdings, Inc.	399,174
10,509		Sonoco Products Co.	551,933
18,948		United States Steel Corp.	736,130
3,617		Westlake Corp.	477,227
		TOTAL	19,667,368
		Real Estate—7.1%
9,850		Agree Realty Corp.	731,363
32,869		American Homes 4 Rent	1,158,304
31,825		Brixmor Property Group, Inc.	857,684
16,346		COPT Defense Properties	526,341
20,575		Cousins Properties, Inc.	630,212
22,444		Cubesmart	1,073,721
4,829		EastGroup Properties, Inc.	827,111
7,922		EPR Properties	359,421
18,640		Equity Lifestyle Properties, Inc.	1,307,037
13,544		First Industrial Realty Trust	710,925
27,431		Gaming and Leisure Properties, Inc.	1,376,762
38,720		Healthcare Realty Trust, Inc.	665,210
24,347		Independence Realty Trust	477,688
4,733	[2]	Jones Lang LaSalle, Inc.	1,282,454
11,513		Kilroy Realty Corp.	463,053
23,544		Kite Realty Group Trust	604,374
10,099		Lamar Advertising Co., Class A	1,333,068
10,215		National Storage Affiliates Trust	430,562
18,880		NNN REIT, Inc.	820,147
22,661		Omega Healthcare Investors, Inc.	962,413
11,884		Park Hotels & Resorts, Inc.	165,069
4,113		PotlatchDeltic Corp.	170,977
9,022		Rayonier, Inc.	281,757
22,934		Rexford Industrial Realty, Inc.	983,639
15,841		Sabra Health Care REIT, Inc.	307,315
18,957		STAG Industrial, Inc.	706,717
16,686		Vornado Realty Trust, LP	690,967
24,693		WP Carey, Inc.	1,375,894
		TOTAL	21,280,185
		Utilities—2.5%
8,218		Allete, Inc.	525,212
7,609		Black Hills Corp.	450,377
26,480		Essential Utilities, Inc.	1,022,128
3,989		Idacorp, Inc.	412,782
11,784		National Fuel Gas Co.	713,285
9,503		New Jersey Resources Corp.	436,093
5,737		Northwestern Energy Group, Inc.	306,700
Annual Financial Statements and Additional Information
8

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
19,769		OGE Energy Corp.	$ 790,562
6,187		ONE Gas, Inc.	440,947
5,889		Ormat Technologies, Inc.	465,349
7,425		Portland General Electric Co.	351,945
8,144		Southwest Gas Holdings, Inc.	596,548
5,452		Spire, Inc.	348,165
5,790		TXNM Energy, Inc.	252,097
23,130		UGI Corp.	553,038
		TOTAL	7,665,228
		TOTAL COMMON STOCKS (IDENTIFIED COST $172,916,682)	295,916,388
		INVESTMENT COMPANY—2.1%
6,288,306		Federated Hermes Government Obligations Fund, Premier Shares, 4.77%[4] (IDENTIFIED COST $6,288,306)	6,288,306
		TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $179,204,988)[5]	302,204,694
		OTHER ASSETS AND LIABILITIES - NET—(0.1%)[6]	(185,094)
		TOTAL NET ASSETS—100%	$302,019,600
At October 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
S&P MidCap 400 E-Mini Index, Long Futures	20	$6,227,200	December 2024	$26,716
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliates, which are either the parent company of the Manager or investment companies which are funds managed by the Manager or an affiliate of the Manager, during the period ended October 31, 2024, were as follows:
	Federated Hermes, Inc.	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2023	$343,882	$2,105,070	$11,154,428	$13,603,380
Purchases at Cost	$—	$62,127,518	$46,884,707	$109,012,225
Proceeds from Sales	$(80,989)	$(57,944,282)	$(58,040,207)	$(116,065,478)
Change in Unrealized Appreciation/Depreciation	$43,708	$—	$(3,511)	$40,197
Net Realized Gain/(Loss)	$32,457	$—	$4,583	$37,040
Value as of 10/31/2024	$339,058	$6,288,306	$—	$6,627,364
Shares Held as of 10/31/2024	8,449	6,288,306	—	6,296,755
Dividend Income	$21,171	$317,096	$262,380	$600,647

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $6,227,200 at October 31, 2024, which represents 2.1% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P MidCap 400 Index is 100.1%.

2	Non-income-producing security.
3	All or a portion of this securities is temporarily on loan to unaffiliated broker/dealers.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $181,373,832.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2024.
Annual Financial Statements and Additional Information
9

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
LP	—Limited Partnership
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$14.72	$16.77	$23.51	$18.35	$20.69
Income From Investment Operations:
Net investment income[1]	0.21	0.21	0.21	0.21	0.20
Net realized and unrealized gain (loss)	4.34	(0.32)	(2.53)	7.99	(0.44)
TOTAL FROM INVESTMENT OPERATIONS	4.55	(0.11)	(2.32)	8.20	(0.24)
Less Distributions:
Distributions from net investment income	(0.22)	(0.23)	(0.20)	(0.18)	(0.22)
Distributions from net realized gain	(1.62)	(1.71)	(4.22)	(2.86)	(1.88)
TOTAL DISTRIBUTIONS	(1.84)	(1.94)	(4.42)	(3.04)	(2.10)
Net Asset Value, End of Period	$17.43	$14.72	$16.77	$23.51	$18.35
Total Return[2]	33.07%	(0.99)%	(11.85)%	48.88%	(1.41)%
Ratios to Average Net Assets:
Net expenses[3]	0.31%[4]	0.31%[4]	0.31%	0.31%	0.31%
Net investment income	1.28%	1.35%	1.17%	0.96%	1.22%
Expense waiver/reimbursement[5]	0.18%	0.17%	0.15%	0.14%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$46,308	$38,699	$82,356	$109,614	$87,376
Portfolio turnover[6]	33%	34%	32%	31%	34%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.31% and 0.31% for the years ended
October 31, 2024 and 2023, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$14.74	$16.80	$23.54	$18.37	$20.70
Income From Investment Operations:
Net investment income[1]	0.17	0.17	0.16	0.15	0.17
Net realized and unrealized gain (loss)	4.35	(0.33)	(2.53)	8.00	(0.45)
TOTAL FROM INVESTMENT OPERATIONS	4.52	(0.16)	(2.37)	8.15	(0.28)
Less Distributions:
Distributions from net investment income	(0.18)	(0.19)	(0.15)	(0.12)	(0.17)
Distributions from net realized gain	(1.62)	(1.71)	(4.22)	(2.86)	(1.88)
TOTAL DISTRIBUTIONS	(1.80)	(1.90)	(4.37)	(2.98)	(2.05)
Net Asset Value, End of Period	$17.46	$14.74	$16.80	$23.54	$18.37
Total Return[2]	32.76%	(1.31)%	(12.06)%	48.52%	(1.63)%
Ratios to Average Net Assets:
Net expenses[3]	0.56%[4]	0.56%[4]	0.56%	0.56%	0.56%
Net investment income	1.04%	1.06%	0.92%	0.71%	0.95%
Expense waiver/reimbursement[5]	0.18%	0.16%	0.14%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$211,706	$189,138	$224,874	$306,048	$251,645
Portfolio turnover[6]	33%	34%	32%	31%	34%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.56% and 0.56% for the years ended
October 31, 2024 and 2023, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$14.75	$16.80	$23.55	$18.38	$20.71
Income From Investment Operations:
Net investment income[1]	0.22	0.21	0.20	0.21	0.22
Net realized and unrealized gain (loss)	4.34	(0.32)	(2.53)	8.00	(0.45)
TOTAL FROM INVESTMENT OPERATIONS	4.56	(0.11)	(2.33)	8.21	(0.23)
Less Distributions:
Distributions from net investment income	(0.22)	(0.23)	(0.20)	(0.18)	(0.22)
Distributions from net realized gain	(1.62)	(1.71)	(4.22)	(2.86)	(1.88)
TOTAL DISTRIBUTIONS	(1.84)	(1.94)	(4.42)	(3.04)	(2.10)
Net Asset Value, End of Period	$17.47	$14.75	$16.80	$23.55	$18.38
Total Return[2]	33.08%	(0.98)%	(11.87)%	48.87%	(1.35)%
Ratios to Average Net Assets:
Net expenses[3]	0.30%[4]	0.30%[4]	0.30%	0.30%	0.30%
Net investment income	1.32%	1.30%	1.19%	0.96%	1.21%
Expense waiver/reimbursement[5]	0.15%	0.13%	0.11%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$44,006	$45,559	$43,205	$48,011	$37,590
Portfolio turnover[6]	33%	34%	32%	31%	34%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.30% and 0.30% for the years ended
October 31, 2024 and 2023, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
13

Statement of Assets and Liabilities
October 31, 2024

Assets:
Investment in securities, at value including $334,988 of securities loaned and $6,627,364 of investment in affiliated holdings* (identified cost $179,204,988, including $6,459,229 of identified cost in affiliated holdings)	$302,204,694
Due from broker (Note 2)	368,000
Receivable for shares sold	111,363
Income receivable	99,828
Receivable for investments sold	41,163
Total Assets	302,825,048
Liabilities:
Payable for collateral due to broker for securities lending (Note 2)	$354,316
Payable for shares redeemed	144,136
Payable for portfolio accounting fees	90,178
Payable for variation margin on futures contracts	83,600
Payable for other service fees (Notes 2 and 5)	47,954
Payable for transfer agent fees (Note 2)	38,817
Payable for custodian fees	20,022
Payable for management fee (Note 5)	3,324
Accrued expenses (Note 5)	23,101
TOTAL LIABILITIES	805,448
Net assets for 17,299,530 shares outstanding	$302,019,600
Net Assets Consist of:
Paid-in capital	$142,417,706
Total distributable earnings (loss)	159,601,894
TOTAL NET ASSETS	$302,019,600
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($46,307,812 ÷ 2,657,270 shares outstanding) no par value, unlimited shares authorized	$17.43
Service Shares:
Net asset value per share ($211,706,275 ÷ 12,123,413 shares outstanding) no par value, unlimited shares authorized	$17.46
Class R6 Shares:
Net asset value per share ($44,005,513 ÷ 2,518,847 shares outstanding) no par value, unlimited shares authorized	$17.47

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
14

Statement of Operations
Year Ended October 31, 2024

Investment Income:
Dividends (including $510,288 received from affiliated holdings* and net of foreign taxes withheld of $844)	$4,778,346
Net income on securities loaned (includes $90,359 earned from an affiliated holding* related to cash collateral balances) (Note 2)	10,431
TOTAL INCOME	4,788,777
Expenses:
Management fee (Note 5)	$894,905
Custodian fees	29,387
Transfer agent fees (Note 2)	170,041
Directors’/Trustees’ fees (Note 5)	4,402
Auditing fees	30,127
Legal fees	11,798
Other service fees (Notes 2 and 5)	520,078
Portfolio accounting fees	138,588
Share registration costs	53,092
Printing and postage	23,750
Commitment fees	15,247
Miscellaneous (Note 5)	90,450
TOTAL EXPENSES	1,981,865
Waiver, Reimbursements and Reduction:
Waiver/reimbursement of management fee (Note 5)	(443,640)
Reimbursement of other operating expenses (Notes 2 and 5)	(78,710)
Reduction of custodian fees (Note 6)	(192)
TOTAL WAIVER, REIMBURSEMENTS AND REDUCTION	(522,542)
Net expenses	1,459,323
Net investment income	3,329,454
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $37,040 on sales of investments in affiliated holdings*) and foreign currency transactions	36,997,467
Net realized gain on futures contracts	1,955,274
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $40,197 of investments in affiliated holdings*)	40,165,050
Net change in unrealized depreciation of futures contracts	454,713
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	79,572,504
Change in net assets resulting from operations	$82,901,958

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
15

Statement of Changes in Net Assets

Year Ended October 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,329,454	$3,742,029
Net realized gain	38,952,741	35,417,790
Net change in unrealized appreciation/depreciation	40,619,763	(39,860,537)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	82,901,958	(700,718)
Distributions to Shareholders:
Institutional Shares	(4,597,101)	(9,127,954)
Service Shares	(22,090,325)	(23,992,734)
Class R6 Shares	(5,556,470)	(5,079,950)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(32,243,896)	(38,200,638)
Share Transactions:
Proceeds from sale of shares	34,697,080	42,005,852
Net asset value of shares issued to shareholders in payment of distributions declared	31,340,882	37,035,652
Cost of shares redeemed	(88,073,170)	(117,178,338)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(22,035,208)	(38,136,834)
Change in net assets	28,622,854	(77,038,190)
Net Assets:
Beginning of period	273,396,746	350,434,936
End of period	$302,019,600	$273,396,746
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
16

Notes to Financial Statements
October 31, 2024
1. ORGANIZATION
Federated Hermes Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Hermes Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the U.S. equity market. This group of stocks is known as the S&P MidCap 400 Index.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Manager”).
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Manager, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Manager’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Manager’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Manager as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Manager is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Manager’s fair value determinations.
The Manager, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Manager and certain of the Manager’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Manager. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Manager’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Manager.
Annual Financial Statements and Additional Information
17

The Manager has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Manager has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Manager. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver, reimbursements and reduction of $522,542 is disclosed in various locations in this Note 2, Note 5 and Note 6.
Transfer Agent Fees
For the year ended October 31, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$29,130	$(15,395)
Service Shares	131,913	(63,315)
Class R6 Shares	8,998	—
TOTAL	$170,041	$(78,710)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended October 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$520,078
Annual Financial Statements and Additional Information
18

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases stock index futures contracts to manage cash flows, enhance yield and to maintain exposure to the S&P MidCap 400 Index and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the year end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the fiscal period was $10,266,168. This is based on amounts held as of each month-end throughout the fiscal year.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned, reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
Annual Financial Statements and Additional Information
19

As of October 31, 2024, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$334,988	$354,316
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for variation margin on futures contracts	$(26,716)*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$1,955,274

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$454,713
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could materially differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 10/31/2024		Year Ended 10/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	612,650	$9,917,177	552,159	$8,799,724
Shares issued to shareholders in payment of distributions declared	296,895	4,461,388	567,280	8,712,063
Shares redeemed	(881,759)	(14,319,520)	(3,401,262)	(52,786,454)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	27,786	$59,045	(2,281,823)	$(35,274,667)
	Year Ended 10/31/2024		Year Ended 10/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	770,852	$12,653,318	1,166,770	$18,522,846
Shares issued to shareholders in payment of distributions declared	1,446,503	21,729,046	1,521,800	23,418,724
Shares redeemed	(2,921,263)	(47,414,359)	(3,250,082)	(52,498,478)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(703,908)	$(13,031,995)	(561,512)	$(10,556,908)
Annual Financial Statements and Additional Information
20

	Year Ended 10/31/2024		Year Ended 10/31/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	735,153	$12,126,585	939,003	$14,683,282
Shares issued to shareholders in payment of distributions declared	342,499	5,150,448	318,535	4,904,865
Shares redeemed	(1,647,169)	(26,339,291)	(740,297)	(11,893,406)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(569,517)	$(9,062,258)	517,241	$7,694,741
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,245,639)	$(22,035,208)	(2,326,094)	$(38,136,834)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income[1]	$3,497,559	$4,257,047
Long-term capital gains	$28,746,337	$33,943,591
TOTAL	$32,243,896	$38,200,638

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of October 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[1]	$5,767,274
Undistributed long-term capital gains	$33,003,758
Net unrealized appreciation	$120,830,862
TOTAL	$159,601,894

1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
At October 31, 2024, the cost of investments for federal tax purposes was $181,373,832. The net unrealized appreciation of investments for federal tax purposes was $120,830,862. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $128,560,070 and unrealized depreciation from investments for those securities having an excess of cost over value of $7,729,208. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for deferral of losses on wash sales and mark-to-market of futures contracts.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended October 31, 2024, the Manager voluntarily waived $431,316 of its fee and reimbursed $78,710 of transfer agent fees.
The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2024, the Manager reimbursed $12,324.
Other Service Fees
For the year ended October 31, 2024, FSSC received $14,439 of other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.31%, 0.56% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Annual Financial Statements and Additional Information
21

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the year ended October 31, 2024, the Fund’s expenses were offset by $192 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2024, were as follows:
Purchases	$96,680,460
Sales	$139,202,026
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2024, the Fund had no outstanding loans. During the year ended October 31, 2024, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2024, there were no outstanding loans. During the year ended October 31, 2024, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2024, 46.2% of total ordinary income (including short-term capital gains) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income (including short-term capital gains) distributions made by the Fund during the year ended October 31, 2024, 45.4% qualify for the dividend received deduction available to corporate shareholders.
For the year ended October 31, 2024, the amount of long-term capital gains designated by the Fund was $28,746,337.
Annual Financial Statements and Additional Information
22

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Hermes Index Trust AND SHAREHOLDERS OF Federated hermes Mid-Cap Index fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Mid-Cap Index Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Index Trust (the “Trust”)), including the portfolio of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Index Trust) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2024
Annual Financial Statements and Additional Information
23

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Index Trust (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected three new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, existing Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey are expected to retire from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	21,758,309.679	328,218.322	0	N/A
John B. Fisher	21,750,822.999	335,705.002	0	N/A
John G. Carson	21,791,929.641	294,598.360	0	N/A
G. Thomas Hough	21,789,359.458	297,168.543	0	N/A
Karen L. Larrimer	21,807,961.528	278,566.473	0	N/A
Max F. Miller	21,791,929.641	294,598.360	0	N/A
Frank J. Nasta	21,791,929.641	294,598.360	0	N/A
Thomas M. O’Neill	21,728,393.449	358,134.552	0	N/A
Madelyn A. Reilly	21,744,425.335	342,102.666	0	N/A
John S. Walsh	21,791,929.641	294,598.360	0	N/A
Annual Financial Statements and Additional Information
24

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Mid-Cap Index Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
25

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Annual Financial Statements and Additional Information
26

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Annual Financial Statements and Additional Information
27

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems
Annual Financial Statements and Additional Information
28

capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
29

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Mid-Cap Index Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E882
CUSIP 31420E205
CUSIP 31420E874
29455 (12/24)
© 2024 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
October 31, 2024

Share Class | Ticker	C | MXCCX	R | FMXKX	Institutional | FISPX	Service | FMXSX

Federated Hermes Max-Cap Index Fund

A Portfolio of Federated Hermes Index Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
October 31, 2024
Shares			Value
	[1]	COMMON STOCKS—97.6%
		Communication Services—8.8%
26,771		Alphabet, Inc., Class A	$ 4,580,786
21,886		Alphabet, Inc., Class C	3,779,493
32,138		AT&T, Inc.	724,390
388	[2]	Charter Communications, Inc.	127,113
18,216		Comcast Corp., Class A	795,493
1,906		Electronic Arts, Inc.	287,520
764		Fox Corp., Class A	32,088
789		Fox Corp., Class B	30,739
1,660		Interpublic Group of Cos., Inc.	48,804
587	[2]	Match Group, Inc.	21,150
10,151		Meta Platforms, Inc.	5,761,505
1,992	[2]	Netflix, Inc.	1,506,012
2,172		News Corp., Class A	59,187
920		News Corp., Class B	26,717
13,433	[3]	Paramount Global, Class B	146,957
900	[2]	Take-Two Interactive Software, Inc.	145,548
2,380		T-Mobile USA, Inc.	531,121
18,973		Verizon Communications, Inc.	799,332
7,198		Walt Disney Co.	692,448
12,986	[2]	Warner Bros. Discovery, Inc.	105,576
		TOTAL	20,201,979
		Consumer Discretionary—9.7%
2,210	[2]	Airbnb, Inc.	297,886
43,348	[2]	Amazon.com, Inc.	8,080,067
1,504	[2]	Aptiv PLC	85,472
72	[2]	AutoZone, Inc.	216,648
2,043		Best Buy Co., Inc.	184,748
183		Booking Holdings, Inc.	855,754
4,329		BorgWarner, Inc.	145,584
434	[2]	CarMax, Inc.	31,413
3,484	[2]	Carnival Corp.	76,648
6,723	[2]	Chipotle Mexican Grill, Inc.	374,942
791		D. R. Horton, Inc.	133,679
419		Darden Restaurants, Inc.	67,048
1,440	[2]	Deckers Outdoor Corp.	231,682
108		Domino’s Pizza, Inc.	44,683
1,910		eBay, Inc.	109,844
1,361	[2]	Expedia Group, Inc.	212,738
16,023		Ford Motor Co.	164,877
582		Garmin Ltd.	115,440
4,742		General Motors Co.	240,704
295		Hasbro, Inc.	19,361
1,240		Hilton Worldwide Holdings, Inc.	291,214
4,532		Home Depot, Inc.	1,784,475
1,655		Las Vegas Sands Corp.	85,812
1,235		Lennar Corp., Class A	210,320
3,065		Lowe’s Cos., Inc.	802,509
509	[2]	Lululemon Athletica Inc.	151,631
1,173		Marriott International, Inc., Class A	305,003
Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
2,940		McDonald’s Corp.	$ 858,803
477	[2]	MGM Resorts International	17,587
101	[2]	Mohawk Industries, Inc.	13,561
5,284		Nike, Inc., Class B	407,555
7,563	[2]	Norwegian Cruise Line Holdings Ltd.	191,646
17	[2]	NVR, Inc.	155,598
168	[2]	O’Reilly Automotive, Inc.	193,727
191		Pool Corp.	69,073
190		Pulte Group, Inc.	24,611
64		Ralph Lauren Corp.	12,668
1,399		Ross Stores, Inc.	195,468
445		Royal Caribbean Cruises, Ltd.	91,826
5,014		Starbucks Corp.	489,868
3,675		Tapestry, Inc.	174,379
12,383	[2]	Tesla, Inc.	3,093,893
5,041		TJX Cos., Inc.	569,784
418		Tractor Supply Co.	110,983
165	[2]	Ulta Beauty, Inc.	60,882
154		Wynn Resorts Ltd.	14,787
1,131		Yum! Brands, Inc.	148,342
		TOTAL	22,215,223
		Consumer Staples—5.6%
10,121		Altria Group, Inc.	551,190
2,571		Archer-Daniels-Midland Co.	141,945
1,769		Bunge Global Sa	148,631
472		Campbell Soup Co.	22,019
1,260		Church & Dwight Co., Inc.	125,887
435		Clorox Co.	68,969
4,877		Colgate-Palmolive Co.	457,024
5,666		Conagra Brands, Inc.	163,974
275		Constellation Brands, Inc., Class A	63,893
2,077		Costco Wholesale Corp.	1,815,672
759		Dollar General Corp.	60,750
1,202	[2]	Dollar Tree, Inc.	77,697
1,067		Estee Lauder Cos., Inc., Class A	73,559
2,278		General Mills, Inc.	154,950
569		Hershey Foods Corp.	101,043
2,040		Hormel Foods Corp.	62,322
2,627		Kellanova	211,868
3,985		Kenvue, Inc.	91,376
1,916		Keurig Dr Pepper, Inc.	63,132
1,399		Kimberly-Clark Corp.	187,718
3,825		Kraft Heinz Co./The	127,984
1,036		Kroger Co.	57,778
898		McCormick & Co., Inc.	70,260
409		Molson Coors Beverage Company, Class B	22,278
6,481		Mondelez International, Inc.	443,819
3,695	[2]	Monster Beverage Corp.	194,653
6,416		PepsiCo, Inc.	1,065,569
7,009		Philip Morris International, Inc.	930,094
11,025		Procter & Gamble Co.	1,821,109
305		Smucker (J.M.) Co.	34,621
Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Staples—continued
1,974		Sysco Corp.	$ 147,951
2,855		Target Corp.	428,364
18,268		The Coca-Cola Co.	1,193,083
960		Tyson Foods, Inc., Class A	56,246
828		Walgreens Boots Alliance, Inc.	7,833
20,388		WalMart Inc.	1,670,797
		TOTAL	12,916,058
		Energy—3.2%
3,983		Baker Hughes a GE Co. LLC	151,673
7,101		Chevron Corp.	1,056,771
5,576		ConocoPhillips	610,795
4,369		Coterra Energy, Inc., Class A	104,506
5,625		Devon Energy Corp.	217,575
1,441		Diamondback Energy, Inc.	254,726
2,453		EOG Resources, Inc.	299,168
20,754		Exxon Mobil Corp.	2,423,652
3,329		Halliburton Co.	92,346
1,193		Hess Corp.	160,435
7,901		Kinder Morgan, Inc.	193,653
6,595		Marathon Oil Corp.	182,681
2,221		Marathon Petroleum Corp.	323,089
2,687		Occidental Petroleum Corp.	134,646
1,512		ONEOK, Inc.	146,482
1,769		Phillips 66	215,500
6,727		Schlumberger Ltd.	269,551
867		Targa Resources, Inc.	144,754
1,322		Valero Energy Corp.	171,543
5,143		Williams Cos., Inc.	269,339
		TOTAL	7,422,885
		Financials—13.2%
2,125		Aflac, Inc.	222,679
1,105		Allstate Corp.	206,105
2,682		American Express Co.	724,355
2,717		American International Group, Inc.	206,166
503		Ameriprise Financial, Inc.	256,681
683		Aon PLC	250,572
731	[2]	Arch Capital Group Ltd.	72,047
816		Assurant, Inc.	156,427
31,789		Bank of America Corp.	1,329,416
4,973		Bank of New York Mellon Corp.	374,765
1,003		Berkley, W. R. Corp.	57,341
8,234	[2]	Berkshire Hathaway, Inc., Class B	3,712,875
668		BlackRock, Inc.	655,328
3,472		Blackstone, Inc.	582,428
1,316		Brown & Brown	137,706
1,037		Capital One Financial Corp.	168,813
376		Cboe Global Markets, Inc.	80,302
7,259		Charles Schwab Corp.	514,155
1,354		Chubb Ltd.	382,424
888		Cincinnati Financial Corp.	125,057
8,475		Citigroup, Inc.	543,841
4,722		Citizens Financial Group, Inc.	198,891
Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
2,187		CME Group, Inc.	$ 492,862
1,090		Discover Financial Services	161,789
158		Erie Indemnity Co.	70,917
200		Everest Group Ltd.	71,122
3,848		Fidelity National Information Services, Inc.	345,281
572		Fifth Third Bancorp	24,985
2,789	[2]	Fiserv, Inc.	551,943
357		Franklin Resources, Inc.	7,415
1,093		Gallagher (Arthur J.) & Co.	307,352
189		Global Payments, Inc.	19,601
207		Globe Life, Inc.	21,859
1,683		Goldman Sachs Group, Inc.	871,441
2,320		Hartford Financial Services Group, Inc.	256,221
313		Henry Jack & Associates, Inc.	56,944
14,190		Huntington Bancshares, Inc.	221,222
2,798		Intercontinental Exchange, Inc.	436,124
795		Invesco Ltd.	13,785
13,274		JPMorgan Chase & Co.	2,945,766
3,007		KeyCorp	51,871
3,123		KKR & Co., Inc.	431,724
1,125		Loews Corp.	88,830
152		M&T Bank Corp.	29,591
89		Marketaxess Holdings, Inc.	25,758
2,375		Marsh & McLennan Cos., Inc.	518,320
3,592		Mastercard, Inc.	1,794,527
4,100		MetLife, Inc.	321,522
764		Moody’s Corp.	346,887
6,874		Morgan Stanley	799,102
324		MSCI, Inc., Class A	185,069
2,216		NASDAQ, Inc.	163,807
692		Northern Trust Corp.	69,560
4,443	[2]	PayPal Holdings, Inc.	352,330
1,720		PNC Financial Services Group, Inc.	323,824
1,247		Principal Financial Group, Inc.	102,753
2,273		Progressive Corp., OH	551,953
1,469		Prudential Financial, Inc.	179,923
1,038		Raymond James Financial, Inc.	153,852
3,279		Regions Financial Corp.	78,270
1,525		S&P Global, Inc.	732,549
2,633		State Street Corp.	244,342
4,018		Synchrony Financial	221,553
828		T. Rowe Price Group, Inc.	90,964
982		The Travelers Cos., Inc.	241,513
5,825		Truist Financial Corp.	250,766
7,248		U.S. Bancorp	350,151
7,809		Visa, Inc., Class A	2,263,439
15,722		Wells Fargo & Co.	1,020,672
857		Willis Towers Watson PLC	258,977
		TOTAL	30,079,402
		Health Care—10.9%
7,073		Abbott Laboratories	801,866
8,059		AbbVie, Inc.	1,642,988
Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
1,508		Agilent Technologies, Inc.	$ 196,507
412	[2]	Align Technology, Inc.	84,472
2,420		Amgen, Inc.	774,787
1,785		Baxter International, Inc.	63,725
1,814		Becton Dickinson & Co.	423,732
563	[2]	Biogen, Inc.	97,962
5,481	[2]	Boston Scientific Corp.	460,514
11,662		Bristol-Myers Squibb Co.	650,390
2,137		Cardinal Health, Inc.	231,907
557	[2]	Catalent, Inc.	32,640
1,300		Cencora, Inc.	296,504
2,730	[2]	Centene Corp.	169,970
332	[2]	Charles River Laboratories International, Inc.	59,289
5,439		CVS Health Corp.	307,086
2,571		Danaher Corp.	631,592
898	[2]	Davita, Inc.	125,549
3,408	[2]	Dexcom, Inc.	240,196
3,120	[2]	Edwards Lifesciences Corp.	209,071
1,065		Elevance Health, Inc.	432,134
3,529		Eli Lilly & Co.	2,928,152
2,212		GE HealthCare Technologies, Inc.	193,218
7,093		Gilead Sciences, Inc.	630,000
1,137		HCA Healthcare, Inc.	407,887
402	[2]	Henry Schein, Inc.	28,232
1,206	[2]	Hologic, Inc.	97,529
505		Humana, Inc.	130,204
424	[2]	IDEXX Laboratories, Inc.	172,534
405	[2]	Incyte Genomics, Inc.	30,019
419	[2]	Insulet Corp.	97,011
1,414	[2]	Intuitive Surgical, Inc.	712,430
1,258	[2]	IQVIA Holdings, Inc.	258,922
11,819		Johnson & Johnson	1,889,385
289		Labcorp Holdings Inc.	65,970
556		McKesson Corp.	278,328
5,797		Medtronic PLC	517,382
11,879		Merck & Co., Inc.	1,215,459
176	[2]	Mettler-Toledo International, Inc.	227,348
1,894	[2]	Moderna, Inc.	102,958
26,845		Pfizer, Inc.	759,714
371		Quest Diagnostics, Inc.	57,442
511	[2]	Regeneron Pharmaceuticals, Inc.	428,320
772		ResMed, Inc.	187,187
710	[2]	Solventum Corp.	51,532
550		STERIS PLC	122,018
1,281		Stryker Corp.	456,395
127		Teleflex, Inc.	25,535
1,606		The Cigna Group	505,585
1,804		Thermo Fisher Scientific, Inc.	985,561
4,080		UnitedHealth Group, Inc.	2,303,160
181		Universal Health Services, Inc., Class B	36,980
1,241	[2]	Vertex Pharmaceuticals, Inc.	590,691
3,646		Viatris, Inc.	42,294
Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
209	[2]	Waters Corp.	$ 67,530
917		Zimmer Biomet Holdings, Inc.	98,046
2,075		Zoetis, Inc.	370,969
		TOTAL	25,004,808
		Industrials—8.4%
3,377		3M Co.	433,843
248		Allegion PLC	34,628
1,327	[2]	Amentum Holdings Inc.	39,465
1,201		Ametek, Inc.	220,191
1,968		Automatic Data Processing, Inc.	569,224
390	[2]	Axon Enterprise, Inc.	165,165
2,635	[2]	Boeing Co.	393,432
585		Broadridge Financial Solutions	123,353
1,092	[2]	Builders Firstsource, Inc.	187,169
327		C.H. Robinson Worldwide, Inc.	33,694
2,499		Carrier Global Corp.	181,727
2,543		Caterpillar, Inc.	956,677
1,536		Cintas Corp.	316,124
1,896	[2]	Copart, Inc.	97,587
8,651		CSX Corp.	291,020
562		Cummins, Inc.	184,887
1,241		Deere & Co.	502,220
2,494		Delta Air Lines, Inc.	142,707
519		Dover Corp.	98,262
1,503		Eaton Corp. PLC	498,365
1,596		Emerson Electric Co.	172,799
203		Equifax, Inc.	53,799
475		Expeditors International Washington, Inc.	56,525
2,337		Fastenal Co.	182,707
1,415		FedEx Corp.	387,498
1,910		Fortive Corp.	136,431
5,138		GE Aerospace	882,606
1,363	[2]	GE Vernova, Inc.	411,163
919	[2]	Generac Holdings, Inc.	152,140
1,267		General Dynamics Corp.	369,470
3,080		Honeywell International, Inc.	633,494
1,660		Howmet Aerospace, Inc.	165,535
301		Hubbell, Inc.	128,536
1,012		Hunt (J.B.) Transportation Services, Inc.	182,787
457		IDEX Corp.	98,091
1,228		Illinois Tool Works, Inc.	320,668
723		Ingersoll-Rand, Inc.	69,408
1,327		Jacobs Solutions, Inc.	186,550
3,036		Johnson Controls International PLC	229,370
393		L3Harris Technologies, Inc.	97,256
1,339		Leidos Holdings, Inc.	245,251
1,179		Lockheed Martin Corp.	643,793
2,352		Masco Corp.	187,948
603		Norfolk Southern Corp.	151,009
850		Northrop Grumman Corp.	432,667
982		Old Dominion Freight Lines, Inc.	197,696
695		Otis Worldwide Corp.	68,249
Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
1,303		PACCAR, Inc.	$ 135,877
631		Parker-Hannifin Corp.	400,098
1,316		Paychex, Inc.	183,358
354		Paycom Software, Inc.	73,997
762		Pentair PLC	75,529
759		Quanta Services, Inc.	228,937
1,056		Republic Services, Inc.	209,088
608		Rockwell Automation, Inc.	162,160
1,382		Rollins, Inc.	65,148
7,097		RTX Corp	858,666
290		Smith (A.O.) Corp.	21,779
268		Snap-On, Inc.	88,475
506		Stanley Black & Decker, Inc.	47,028
616		Textron Inc.	49,539
1,103		Trane Technologies PLC	408,287
244		TransDigm, Inc.	317,761
10,020	[2]	Uber Technologies, Inc.	721,941
2,909		Union Pacific Corp.	675,092
1,097	[2]	United Airlines Holdings, Inc.	85,851
3,221		United Parcel Service, Inc.	431,807
449		United Rentals North America, Inc.	364,947
939		Veralto Corp.	95,956
1,079		Verisk Analytics, Inc.	296,423
184		W.W. Grainger, Inc.	204,098
685		Wabtec Corp.	128,766
1,778		Waste Management, Inc.	383,781
1,288		Xylem, Inc.	156,853
		TOTAL	19,184,428
		Information Technology—31.0%
2,966		Accenture PLC	1,022,736
2,264	[2]	Adobe, Inc.	1,082,373
6,778	[2]	Advanced Micro Devices, Inc.	976,506
477	[2]	Akamai Technologies, Inc.	48,215
5,916		Amphenol Corp., Class A	396,490
2,392		Analog Devices, Inc.	533,679
58	[2]	Ansys, Inc.	18,584
70,462		Apple, Inc.	15,918,070
3,945		Applied Materials, Inc.	716,333
1,251	[2]	Arista Networks, Inc.	483,436
583	[2]	Autodesk, Inc.	165,455
21,676		Broadcom, Inc.	3,679,935
869	[2]	Cadence Design Systems, Inc.	239,948
520		CDW Corp.	97,880
18,211		Cisco Systems, Inc.	997,416
1,997		Cognizant Technology Solutions Corp.	148,956
3,061		Corning, Inc.	145,673
1,149	[2]	Crowdstrike Holdings, Inc.	341,104
1,142		Dell Technologies, Inc.	141,185
817	[2]	Enphase Energy, Inc.	67,844
828	[2]	EPAM Systems, Inc.	156,202
783	[2]	F5, Inc.	183,128
102	[2]	Fair Isaac & Co., Inc.	203,297
Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
31	[2]	First Solar, Inc.	$ 6,029
3,186	[2]	Fortinet, Inc.	250,611
313	[2]	Gartner, Inc., Class A	157,283
1,675		Gen Digital, Inc.	48,759
1,350	[2]	GoDaddy, Inc.	225,180
11,942		Hewlett Packard Enterprise Co.	232,750
3,887		HP, Inc.	138,066
4,785		IBM Corp.	989,155
20,805		Intel Corp.	447,724
1,328		Intuit, Inc.	810,478
618		Jabil, Inc.	76,070
950		Juniper Networks, Inc.	36,955
952	[2]	Keysight Technologies, Inc.	141,858
593		KLA Corp.	395,074
7,450		Lam Research Corp.	553,908
2,277		Microchip Technology, Inc.	167,064
4,945		Micron Technology, Inc.	492,769
34,451		Microsoft Corp.	13,999,164
239		Monolithic Power Systems	181,473
1,027		Motorola Solutions, Inc.	461,482
1,882		NetApp, Inc.	217,013
113,868		NVIDIA Corp.	15,117,116
1,647		NXP Semiconductors NV	386,222
459	[2]	ON Semiconductor Corp.	32,355
7,531		Oracle Corp.	1,264,003
9,926	[2]	Palantir Technologies, Inc.	412,525
1,566	[2]	Palo Alto Networks, Inc.	564,277
681	[2]	PTC, Inc.	126,210
1,522	[2]	Qorvo, Inc.	108,458
5,798		Qualcomm, Inc.	943,740
297		Roper Technologies, Inc.	159,706
4,905		Salesforce, Inc.	1,429,170
757		Seagate Technology Holdings PLC	75,980
978	[2]	ServiceNow, Inc.	912,464
515		Skyworks Solutions, Inc.	45,104
492	[2]	Synopsys, Inc.	252,696
1,257		TE Connectivity Plc	185,307
588		Teradyne, Inc.	62,451
3,687		Texas Instruments, Inc.	749,051
236	[2]	Tyler Technologies, Inc.	142,919
266	[2]	Verisign, Inc.	47,039
274	[2]	Zebra Technologies Corp., Class A	104,660
		TOTAL	70,914,763
		Materials—2.1%
641		Air Products & Chemicals, Inc.	199,050
794		Albemarle Corp.	75,216
4,678		Amcor PLC	52,066
890		Avery Dennison Corp.	184,257
1,072		Ball Corp.	63,516
538		Celanese Corp.	67,772
605		CF Industries Holdings, Inc.	49,749
3,585		Corteva, Inc.	218,398
Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
2,821		Dow, Inc.	$ 139,301
3,275		DuPont de Nemours, Inc.	271,792
335		Eastman Chemical Co.	35,205
1,123		Ecolab, Inc.	275,955
230		FMC Corp.	14,948
4,175		Freeport-McMoRan, Inc.	187,959
2,265		International Flavors & Fragrances, Inc.	225,209
1,161		International Paper Co.	64,482
1,987		Linde PLC	906,370
971		LyondellBasell Industries N.V.	84,331
79		Martin Marietta Materials	46,795
2,311		Mosaic Co./The	61,842
5,728		Newmont Corp.	260,280
1,848		Nucor Corp.	262,120
931		Packaging Corp. of America	213,143
1,253		PPG Industries, Inc.	156,011
1,015		Sherwin-Williams Co.	364,152
1,828		Smurfit WestRock PLC	94,142
704		Steel Dynamics, Inc.	91,872
171		Vulcan Materials Co.	46,842
		TOTAL	4,712,775
		Real Estate—2.2%
903		Alexandria Real Estate Equities, Inc.	100,730
2,643		American Tower Corp.	564,386
754		Avalonbay Communities, Inc.	167,094
401		BXP Inc.	32,305
1,376		Camden Property Trust	159,327
1,576	[2]	CBRE Group, Inc.	206,409
2,178	[2]	CoStar Group, Inc.	158,537
1,817		Crown Castle, Inc.	195,309
721		Digital Realty Trust, Inc.	128,504
311		Equinix, Inc.	282,413
1,610		Equity Residential Properties Trust	113,296
226		Essex Property Trust, Inc.	64,152
360		Extra Space Storage, Inc.	58,788
153		Federal Realty Investment Trust	16,959
2,237		Healthpeak Properties, Inc.	50,221
4,273		Host Hotels & Resorts, Inc.	73,667
3,257		Invitation Homes, Inc.	102,302
1,553		Iron Mountain, Inc.	192,153
4,081		Kimco Realty Corp.	96,801
1,220		Mid-American Apartment Communities, Inc.	184,635
3,416		ProLogis, Inc.	385,803
1,041		Public Storage	342,551
4,398		Realty Income Corp.	261,109
446		Regency Centers Corp.	31,862
966		SBA Communications, Corp.	221,668
1,285		Simon Property Group, Inc.	217,319
1,333		UDR, Inc.	56,239
1,611		Ventas, Inc.	105,504
5,527		VICI Properties, Inc.	175,537
1,787		Welltower, Inc.	241,031
Annual Financial Statements and Additional Information

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
40		Weyerhaeuser Co.	$ 1,246
		TOTAL	4,987,857
		Utilities—2.5%
4,032		AES Corp.	66,488
1,502		Ameren Corp.	130,839
2,243		American Electric Power Co., Inc.	221,496
152		American Water Works Co., Inc.	20,993
2,596		CenterPoint Energy, Inc.	76,660
1,060		CMS Energy Corp.	73,786
506		Consolidated Edison Co.	51,450
1,554		Constellation Energy Corp.	408,640
3,802		Dominion Energy, Inc.	226,333
1,862		DTE Energy Co.	231,298
4,543		Duke Energy Corp.	523,672
3,114		Edison International	256,593
1,865		Entergy Corp.	288,665
698		Evergy, Inc.	42,187
1,921		EverSource Energy	126,498
4,059		Exelon Corp.	159,519
1,855		FirstEnergy, Corp.	77,595
9,780		NextEra Energy, Inc.	775,065
1,415		NiSource, Inc.	49,751
2,320		NRG Energy, Inc.	209,728
4,192		P G & E Corp.	84,762
275		Pinnacle West Capital Corp.	24,148
2,711		PPL Corp.	88,270
2,408		Public Service Enterprises Group, Inc.	215,299
1,576		Sempra Energy	131,391
5,312		Southern Co.	483,551
2,403		Vistra Corp.	300,279
1,225		WEC Energy Group, Inc.	117,024
2,638		Xcel Energy, Inc.	176,245
		TOTAL	5,638,225
		TOTAL COMMON STOCKS (IDENTIFIED COST $53,301,398)	223,278,403
		INVESTMENT COMPANY—2.7%
6,142,743		Federated Hermes Government Obligations Fund, Premier Shares, 4.77%[4] (IDENTIFIED COST $6,142,743)	6,142,743
		TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $59,444,141)[5]	229,421,146
		OTHER ASSETS AND LIABILITIES - NET—(0.3%)[6]	(682,046)
		TOTAL NET ASSETS—100%	$228,739,100
At October 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
S&P 500 E-Mini Index Long Futures	21	$6,025,425	December 2024	$16,955
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Annual Financial Statements and Additional Information

Transactions with affiliated investment companies, which are funds managed by the Manager or an affiliate of the Manager, during the period ended October 31, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2023	$—	$8,771,701	$8,771,701
Purchases at Cost	$28,432,777	$19,222,561	$47,655,338
Proceeds from Sales	$(22,290,034)	$(27,994,827)	$(50,284,861)
Change in Unrealized Appreciation/Depreciation	$—	$(1,102)	$(1,102)
Net Realized Gain/(Loss)	$—	$1,667	$1,667
Value as of 10/31/2024	$6,142,743	$—	$6,142,743
Shares Held as of 10/31/2024	6,142,743	—	6,142,743
Dividend Income	$183,526	$196,578	$380,104

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $6,025,425 at October 31, 2024, which represents 2.6% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 500 Index is 100.2%.

2	Non-income-producing security.
3	All or a portion of this securities is temporarily on loan to unaffiliated broker/dealers.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $60,426,208.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.01	$7.52	$10.48	$9.21	$9.91
Income From Investment Operations:
Net investment income[1]	0.01	0.02	0.01	0.00[2]	0.04
Net realized and unrealized gain (loss)	2.19	0.55	(1.42)	3.28	0.68
TOTAL FROM INVESTMENT OPERATIONS	2.20	0.57	(1.41)	3.28	0.72
Less Distributions:
Distributions from net investment income	(0.02)	(0.02)	(0.02)	(0.02)	(0.05)
Distributions from net realized gain	(1.52)	(1.06)	(1.53)	(1.99)	(1.37)
TOTAL DISTRIBUTIONS	(1.54)	(1.08)	(1.55)	(2.01)	(1.42)
Net Asset Value, End of Period	$7.67	$7.01	$7.52	$10.48	$9.21
Total Return[3]	36.36%	8.48%	(15.74)%	40.91%	8.04%
Ratios to Average Net Assets:
Net expenses[4]	1.41%[5]	1.41%	1.41%	1.41%	1.42%[5]
Net investment income	0.15%	0.34%	0.10%	0.03%	0.46%
Expense waiver/reimbursement[6]	0.16%	0.18%	0.11%	0.10%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$32,710	$26,832	$26,374	$35,915	$30,451
Portfolio turnover[7]	37%	32%	33%	33%	29%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.41% and 1.42% for the years ended
October 31, 2024 and 2020, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.31	$7.81	$10.81	$9.44	$10.12
Income From Investment Operations:
Net investment income[1]	0.03	0.05	0.03	0.03	0.07
Net realized and unrealized gain (loss)	2.31	0.56	(1.47)	3.37	0.70
TOTAL FROM INVESTMENT OPERATIONS	2.34	0.61	(1.44)	3.40	0.77
Less Distributions:
Distributions from net investment income	(0.04)	(0.05)	(0.03)	(0.04)	(0.08)
Distributions from net realized gain	(1.52)	(1.06)	(1.53)	(1.99)	(1.37)
TOTAL DISTRIBUTIONS	(1.56)	(1.11)	(1.56)	(2.03)	(1.45)
Net Asset Value, End of Period	$8.09	$7.31	$7.81	$10.81	$9.44
Total Return[2]	36.82%	8.75%	(15.48)%	41.28%	8.39%
Ratios to Average Net Assets:
Net expenses[3]	1.10%[4]	1.10%	1.11%	1.10%	1.11%[4]
Net investment income	0.45%	0.65%	0.40%	0.34%	0.75%
Expense waiver/reimbursement[5]	0.16%	0.18%	0.13%	0.10%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$42,125	$32,131	$32,551	$42,899	$35,879
Portfolio turnover[6]	37%	32%	33%	33%	29%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.10% and 1.11% for the years ended
October 31, 2024 and 2020, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.59	$8.06	$11.10	$9.64	$10.31
Income From Investment Operations:
Net investment income[1]	0.09	0.11	0.10	0.11	0.14
Net realized and unrealized gain (loss)	2.40	0.58	(1.51)	3.45	0.70
TOTAL FROM INVESTMENT OPERATIONS	2.49	0.69	(1.41)	3.56	0.84
Less Distributions:
Distributions from net investment income	(0.09)	(0.10)	(0.10)	(0.11)	(0.14)
Distributions from net realized gain	(1.52)	(1.06)	(1.53)	(1.99)	(1.37)
TOTAL DISTRIBUTIONS	(1.61)	(1.16)	(1.63)	(2.10)	(1.51)
Net Asset Value, End of Period	$8.47	$7.59	$8.06	$11.10	$9.64
Total Return[2]	37.73%	9.64%	(14.78)%	42.34%	9.16%
Ratios to Average Net Assets:
Net expenses[3]	0.36%[4]	0.36%	0.36%	0.36%	0.36%[4]
Net investment income	1.19%	1.43%	1.15%	1.07%	1.50%
Expense waiver/reimbursement[5]	0.19%	0.21%	0.15%	0.14%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$86,244	$69,518	$115,854	$159,314	$119,545
Portfolio turnover[6]	37%	32%	33%	33%	29%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.36% and 0.36% for the years ended
October 31, 2024 and 2020, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.35	$7.84	$10.85	$9.46	$10.14
Income From Investment Operations:
Net investment income[1]	0.07	0.08	0.07	0.08	0.11
Net realized and unrealized gain (loss)	2.31	0.57	(1.48)	3.38	0.70
TOTAL FROM INVESTMENT OPERATIONS	2.38	0.65	(1.41)	3.46	0.81
Less Distributions:
Distributions from net investment income	(0.07)	(0.08)	(0.07)	(0.08)	(0.12)
Distributions from net realized gain	(1.52)	(1.06)	(1.53)	(1.99)	(1.37)
TOTAL DISTRIBUTIONS	(1.59)	(1.14)	(1.60)	(2.07)	(1.49)
Net Asset Value, End of Period	$8.14	$7.35	$7.84	$10.85	$9.46
Total Return[2]	37.31%	9.32%	(15.12)%	42.02%	8.87%
Ratios to Average Net Assets:
Net expenses[3]	0.66%[4]	0.66%	0.66%	0.66%	0.66%[4]
Net investment income	0.89%	1.09%	0.85%	0.77%	1.23%
Expense waiver/reimbursement[5]	0.45%	0.47%	0.40%	0.39%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$67,661	$58,899	$60,644	$90,795	$72,477
Portfolio turnover[6]	37%	32%	33%	33%	29%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.66% and 0.66% for the years ended
October 31, 2024 and 2020, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
October 31, 2024

Assets:
Investment in securities, at value including, $144,408 of securities loaned and including $6,142,743 of investment in an affiliated holding* (identified cost $59,444,141, including $6,142,743 of identified cost in an affiliated holding)	$229,421,146
Cash	2,266
Due from broker (Note 2)	306,600
Income receivable	148,365
Receivable for investments sold	29,808
Receivable for shares sold	27,351
Total Assets	229,935,536
Liabilities:
Payable for shares redeemed	$679,223
Payable for collateral due to broker for securities lending (Note 2)	145,200
Payable for variation margin on futures contracts	106,841
Payable for portfolio accounting fees	94,365
Payable for distribution services fee (Note 5)	42,770
Payable for transfer agent fees (Note 2)	36,280
Payable for other service fees (Notes 2 and 5)	30,755
Payable for management fee (Note 5)	2,943
Accrued expenses (Note 5)	58,059
TOTAL LIABILITIES	1,196,436
Net assets for 27,974,990 shares outstanding	$228,739,100
Net Assets Consist of:
Paid-in capital	$34,622,926
Total distributable earnings (loss)	194,116,174
TOTAL NET ASSETS	$228,739,100
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class C Shares:
Net asset value per share ($32,709,521 ÷ 4,267,021 shares outstanding) no par value, unlimited shares authorized	$7.67
Offering price per share	$7.67
Redemption proceeds per share (99.00/100 of $7.67)	$7.59
Class R Shares:
Net asset value per share ($42,125,392 ÷ 5,206,465 shares outstanding) no par value, unlimited shares authorized	$8.09
Offering price per share	$8.09
Redemption proceeds per share	$8.09
Institutional Shares:
Net asset value per share ($86,243,623 ÷ 10,186,503 shares outstanding) no par value, unlimited shares authorized	$8.47
Offering price per share	$8.47
Redemption proceeds per share	$8.47
Service Shares:
Net asset value per share ($67,660,564 ÷ 8,315,001 shares outstanding) no par value, unlimited shares authorized	$8.14
Offering price per share	$8.14
Redemption proceeds per share	$8.14

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended October 31, 2024

Investment Income:
Dividends (including $379,847 received from affiliated holdings* and net of foreign taxes withheld of $788)	$3,382,389
Net income on securities loaned (includes $257 earned from an affiliated holding* related to cash collateral balances) (Note 2)	333
TOTAL INCOME	3,382,722
Expenses:
Management fee (Note 5)	$653,326
Custodian fees	21,811
Transfer agent fees (Note 2)	261,518
Directors’/Trustees’ fees (Note 5)	3,965
Auditing fees	30,126
Legal fees	11,635
Distribution services fee (Note 5)	629,497
Other service fees (Notes 2 and 5)	240,554
Portfolio accounting fees	144,288
Share registration costs	61,334
Printing and postage	24,393
Miscellaneous (Note 5)	88,695
TOTAL EXPENSES	2,171,142
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of management fee (Note 5)	(344,529)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(218,164)
Reduction of custodian fees (Note 6)	(244)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION	(562,937)
Net expenses	1,608,205
Net investment income	1,774,517
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including net realized gain of $1,667 on sales of investments in affiliated holdings*)	22,895,813
Net realized gain on futures contracts	1,735,823
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(1,102) of investments in affiliated holdings*)	39,797,799
Net change in unrealized depreciation of futures contracts	456,639
Net realized and unrealized gain (loss) on investments and futures contracts	64,886,074
Change in net assets resulting from operations	$66,660,591

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended October 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,774,517	$2,076,111
Net realized gain	24,631,636	47,882,872
Net change in unrealized appreciation/depreciation	40,254,438	(33,392,351)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	66,660,591	16,566,632
Distributions to Shareholders:
Class C Shares	(5,861,972)	(3,760,942)
Class R Shares	(6,782,479)	(4,606,976)
Institutional Shares	(14,483,467)	(15,848,799)
Service Shares	(12,697,186)	(8,844,392)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(39,825,104)	(33,061,109)
Share Transactions:
Proceeds from sale of shares	26,881,058	23,350,803
Net asset value of shares issued to shareholders in payment of distributions declared	38,844,297	32,194,329
Cost of shares redeemed	(51,201,648)	(87,094,409)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	14,523,707	(31,549,277)
Change in net assets	41,359,194	(48,043,754)
Net Assets:
Beginning of period	187,379,906	235,423,660
End of period	$228,739,100	$187,379,906
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
October 31, 2024
1. ORGANIZATION
Federated Hermes Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Hermes Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and performance of publicly traded common stocks comprising the S&P 500 Index (S&P 500).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Manager”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Manager.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Manager, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Manager’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Manager’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Manager as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Manager is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Manager’s fair value determinations.
The Manager, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Manager and certain of the Manager’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Manager. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Manager’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Manager.
The Manager has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Manager has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Manager. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $562,937 is disclosed in various locations in this Note 2, Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended October 31, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class C Shares	$27,714	$—
Class R Shares	111,252	(79)
Institutional Shares	63,152	(26,158)
Service Shares	59,400	(29,041)
TOTAL	$261,518	$(55,278)
Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class C Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class C Shares	$77,667
Service Shares	162,887
TOTAL	$240,554
For the year ended October 31, 2024, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage market risk and maintain exposure to the S&P 500 Index. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the year end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $7,342,670. This is based on amounts held as of each month-end throughout the period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required
Annual Financial Statements and Additional Information

to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated, the cash collateral received by the Fund exceeds the market value of the securities loaned, reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of October 31, 2024, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$144,408	$145,200
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for variation margin on futures contracts	$(16,955)*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$1,735,823

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$456,639
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 10/31/2024		Year Ended 10/31/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	238,121	$1,662,455	286,316	$1,989,613
Shares issued to shareholders in payment of distributions declared	885,596	5,536,678	538,249	3,545,955
Shares redeemed	(686,264)	(4,790,400)	(503,239)	(3,547,201)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	437,453	$2,408,733	321,326	$1,988,367
	Year Ended 10/31/2024		Year Ended 10/31/2023
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	1,274,472	$9,524,012	752,154	$5,572,803
Shares issued to shareholders in payment of distributions declared	1,025,041	6,777,541	668,588	4,603,943
Shares redeemed	(1,486,127)	(11,283,118)	(1,194,831)	(8,654,757)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	813,386	$5,018,435	225,911	$1,521,989
	Year Ended 10/31/2024		Year Ended 10/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,560,613	$12,159,941	1,374,880	$10,512,432
Shares issued to shareholders in payment of distributions declared	2,025,203	14,055,816	2,148,250	15,337,277
Shares redeemed	(2,564,423)	(19,973,400)	(8,735,430)	(62,549,393)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,021,393	$6,242,357	(5,212,300)	$(36,699,684)
	Year Ended 10/31/2024		Year Ended 10/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	476,138	$3,534,650	713,026	$5,275,955
Shares issued to shareholders in payment of distributions declared	1,871,384	12,474,262	1,257,597	8,707,154
Shares redeemed	(2,050,687)	(15,154,730)	(1,688,209)	(12,343,058)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	296,835	$854,182	282,414	$1,640,051
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,569,067	$14,523,707	(4,382,649)	$(31,549,277)
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences result from real estate investment trust adjustments.
For the year ended October 31, 2024, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$(325)	$325
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$1,798,535	$2,047,329
Long-term capital gains	$38,026,569	$31,013,780
TOTAL	$39,825,104	$33,061,109
Annual Financial Statements and Additional Information

As of October 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[1]	$3,171,453
Undistributed long-term capital gains	$21,949,783
Net unrealized appreciation	$168,994,938
TOTAL	$194,116,174

1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
At October 31, 2024, the cost of investments for federal tax purposes was $60,426,208. The net unrealized appreciation of investments for federal tax purposes was $168,994,938. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $169,601,640 and unrealized depreciation from investments for those securities having an excess of cost over value of $606,702. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for deferral of losses on wash sales, mark-to-market of futures contracts, non-taxable dividends and real estate investment trust adjustments.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended October 31, 2024, the Manager voluntarily waived $334,862 of its fee.
The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2024, the Adviser reimbursed $9,667.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.30%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$233,149	$—
Class R Shares	197,279	—
Service Shares	199,069	(162,886)
TOTAL	$629,497	$(162,886)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2024, FSC retained $120,103 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2024, FSC retained $1,709 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the year ended October 31, 2024, FSSC received $5,142 of other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSC and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class C Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.44%, 1.11%, 0.36% and
Annual Financial Statements and Additional Information

0.66% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the year ended October 31, 2024, the Fund’s expenses were offset by $244 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2024, were as follows:
Purchases	$77,518,525
Sales	$94,959,149
8. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2024, the Fund had no outstanding loans. During the year ended October 31, 2024, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2024, there were no outstanding loans. During the year ended October 31, 2024, the program was not utilized.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2024, the amount of long-term capital gains designated by the Fund was $38,026,569.
For the fiscal year ended October 31, 2024, 64.6% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Annual Financial Statements and Additional Information

Of the ordinary income distributions made by the Fund during the year ended October 31, 2024, 63.3% qualify for the dividend received deduction available to corporate shareholders.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES INDEX TRUST AND SHAREHOLDERS OF FEDERATED HERMES MAX-CAP INDEX FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Max-Cap Index Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Index Trust (the “Trust”)), including the portfolio of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Index Trust) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2024
Annual Financial Statements and Additional Information

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Index Trust (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected three new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, existing Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey are expected to retire from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	21,758,309.679	328,218.322	0	N/A
John B. Fisher	21,750,822.999	335,705.002	0	N/A
John G. Carson	21,791,929.641	294,598.360	0	N/A
G. Thomas Hough	21,789,359.458	297,168.543	0	N/A
Karen L. Larrimer	21,807,961.528	278,566.473	0	N/A
Max F. Miller	21,791,929.641	294,598.360	0	N/A
Frank J. Nasta	21,791,929.641	294,598.360	0	N/A
Thomas M. O’Neill	21,728,393.449	358,134.552	0	N/A
Madelyn A. Reilly	21,744,425.335	342,102.666	0	N/A
John S. Walsh	21,791,929.641	294,598.360	0	N/A
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Max-Cap Index Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Annual Financial Statements and Additional Information

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Annual Financial Statements and Additional Information

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are
Annual Financial Statements and Additional Information

designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Max-Cap Index Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E502
CUSIP 31420E809
CUSIP 31420E106
CUSIP 31420E403
29454 (12/24)
© 2024 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Mid-Cap Index Fund: Not Applicable.

Federated Hermes Max-Cap Index Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Mid-Cap Index Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Federated Hermes Max-Cap Index Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Mid-Cap Index Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Max-Cap Index Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Mid-Cap Index Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Max-Cap Index Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Index Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  December 23, 2024

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  December 23, 2024